Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
14. Subsequent Events
In October 2021, the remaining 50% of the convertible security with a stated value of $20.0 million was converted into 324,156 shares of the Company’s Class A common stock at a conversion price of $61.7 per share.
On October 6, 2021, the Company entered into a definitive agreement to acquire from Twitter, Inc. the MoPub business for approximately $1.05 billion in cash. The transaction is subject to customary closing conditions and is expected to close in 2022.
On October 25, 2021, the Company amended the Credit Agreement to increase the senior secured term loan facility by an aggregate principal amount of $1.50 billion. In connection with this amendment, the Company paid $1.4 million in fees to KKR Capital Markets LLC, who is affiliated with KKR Denali, one of the Company’s principal stockholders.
Due to the timing of these transactions, as of the date of issuance of these condensed consolidated financial statements, the Company is in the process of finalizing the valuation and related accounting for these transactions.

19. Subsequent Events
The Company has evaluated subsequent events through March 2,
2021
, which is the date the consolidated financial statements are available to be issued.
In January 2021 the Company paid $60.0 million to Recoded in relation to a new game App acquired in 2020. In February 2021, the Company paid an additional $90.0 million to Recoded related to deferred cash consideration on the acquisition closed in 2019.
In January, 2021, a new director was elected to serve on the Company’s board of directors and received options to purchase a total of 206,000 shares of the Company’s common stock under the
Company’s 2011
Plan. With respect to 21,000 shares, 1/12th of the shares will vest, subject to such director’s continued role as a service provider to the Company, on April 21, 2021 with 1/12th of the shares vesting every three months thereafter; provided that 100% of any unvested shares covered by the option will vest immediately prior to the closing of an Acquisition or Other Combination (each as defined in the Company’s 2011 Plan). The options to purchase 185,000 shares were fully vested on the date of grant and such options were exercised in full in January 2021.
In February 2021, the Company signed a share purchase agreement with Adjust GmbH, a leading mobile app attribution, measurement and analytics company in Germany, to acquire all the outstanding shares of Adjust GmbH for an estimated purchase price of $1.0 billion, consisting of (i) $598.0 million in cash, subject to certain purchase price adjustments, (ii) a number of shares of the Company’s Class A common stock determined by dividing $352.0 million by the
15-day
volume-weighted average trading price per share of the Company’s Class A common stock ending on the thirtieth trading day following an IPO; and (iii) the assumption of up to $40.0 million in the aggregate of debt, accrued interest, and fees of Adjust, in each case upon the terms and subject to the conditions of the share purchase agreement. The Adjust acquisition is subject to customary closing conditions and is expected to close in the first half of 2021.
In February 2021, the Company amended the Credit Agreement to increase the senior secured term loan facility by $300.0 million to an aggregate principal amount of $1.82 billion, to add an additional $10.0 million in aggregate principal amount of revolving commitments, increasing the total revolving commitments to $600.0 million and to reduce the interest rate on the incremental term loans issued on May 6, 2020 to have the same interest rate as all other term loans. In connection with this amendment, the Company paid $0.8 million in fees to KKR Capital Markets LLC, who is one of the Company’s principal stockholders.
In February 2021
, promissory notes issued to executive officers in the amount of $20.9 million were settled through either share repurchase, in the amount of $17.2 million, or cash payment, in the amount of $3.7 million. In connection with the repurchase of shares, the Company accelerated vesting of 60,968 shares of Class A common stock for one of the Company’s officers.
Due to the timing of these transactions, as of the date of issuance of these consolidated financial statements, the Company is in the process of finalizing the valuation and related accounting for these transactions.